RETIREMENT PLAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Employee minimum age	21 years
Percent of first four employee contribution that employer will match	100.00%
Percent of employee, employer contribution will match	4.00%
Vesting period	3 years
Annual vesting percentage	33.33%
Employer discretionary contribution amount	$ 129,040	$ 31,423